SCHEDULE OF LOSS BEFORE INCOME TAX (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loss before income taxes	$ (1,725,210)	$ (970,240)	$ (2,068,061)	$ (1,217,086)
TAIWAN
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loss before income taxes			(1,080,900)	(859,741)
PRC [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loss before income taxes			(915,691)	(357,345)
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loss before income taxes			$ (71,470)